Offerings - Offering: 1	Sep. 20, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	30,366,246
Maximum Aggregate Offering Price	$ 605,899,041.49
Carry Forward Form Type	S-3
Carry Forward File Number	333-278327
Carry Forward Initial Effective Date	Mar. 28, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 89,430.7
Offering Note	Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). ARMOUR Residential REIT, Inc. (the “Registrant”) previously paid $89,430.70 in registration fees with respect to 30,366,246 shares of common stock, par value $0.001 per share, which were previously initially registered on the Registrant’s prospectus supplements, dated June 20, 2024 and August 23, 2024 (collectively, the “Prospectus Supplements”), to the Registration Statement on Form S-3 (Registration Statement No. 333-278327) filed by the Registrant on March 28, 2024 under the Securities Act. As of the date hereof, 30,366,246 shares offered under the Prospectus Supplements remain unsold (the “Unsold Shares”). Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Shares are included on and offered under this prospectus supplement (Registration No. 333-278327) and the previous offerings under the Prospectus Supplements are terminated. Accordingly, no filing fee is due.Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the Registrant as reported on the New York Stock Exchange on August 20, 2024 with respect to 25,000,000 shares and June 17, 2024 with respect to 5,366,246 shares.